MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Marketable Securities and Fair Value Measurement [Abstract]
Schedule of Marketable Securities

The following table sets forth the Company’s marketable securities for the periods indicated:

	December 31
	2021	2020
Government bonds *	264,265	124,821
Municipal bonds	2,925	-
Corporate debt securities	19,913	15,118
Certificates of deposit	7,427	2,068
Total	294,530	142,007

*	As of December 31, 2021 and 2020, consists of $4,039 and $2,555 non-U.S. government bonds, respectively.

Schedule of Financial Assets Measured at Fair Value on Recurring Basis

The following table sets forth the Company’s financial assets as of December 31, 2021 and 2020, that are measured at fair value on a recurring basis during the period:

	December 31, 2021
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Level 2 securities:
Government bonds	264,265	265,829	(1,635)	71
Municipal bonds	2,925	2,951	(26)	-
Corporate debt securities	19,913	20,041	(131)	3
Certificates of deposit	7,427	7,422	(1)	6
Total	294,530	296,243	(1,793)	80

	December 31, 2020
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Level 2 securities:
Government bonds	124,821	124,462	(12)	371
Corporate debt securities	15,118	15,040	(16)	94
Certificates of deposit	2,068	2,042	-	26
Total	142,007	141,544	(28)	491

Schedule of Debt Securities on Maturity

As of December 31, 2021 and 2020, the Company’s debt securities had the following maturity dates:

	December 31
	2021	2020
Due within one year	61,120	21,662
1 to 2 years	141,034	91,401
2 to 3 years	92,376	28,944
Total	294,530	142,007